Other information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Compensation of key management personnel	€ 6,925,180	€ 3,487,643	€ 8,991,495
Executive Management
Statement [Line Items]
Compensation of key management personnel	6,164,995	3,134,578	8,011,853
Short-term employee benefits	2,817,792	1,995,292	2,793,529
Share-based payments	3,347,203	1,139,286	5,218,324
Non-Executive Board of Directors
Statement [Line Items]
Compensation of key management personnel	760,185	353,065	979,642
Short-term employee benefits	271,248	283,127	269,031
Share-based payments	€ 488,937	€ 69,938	€ 710,611